Net trading income (Tables)	12 Months Ended
Dec. 31, 2018
Net trading income
Net trading income
	2018	2017	2016
	£m	£m	£m
Net gains from financial instruments held for trading	3,101	2,280	2,371
Net gains from financial instruments designated at fair value	259	1,116	380
Net gains from financial instruments mandatorily at fair value	1,004	-	-
Own credit losses [a]	-	-	(35)
Net trading income	4,364	3,396	2,716